GENERAL (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Aug. 31, 2018
General [Line Items]
Total investment amount under other non-current assets		$ 1,628
Compass Networks [Member]
General [Line Items]
Interest rate			10.00%
Percentage of acquisitions	11.00%	14.00%
Percentage of fully diluted basis	7.00%	11.00%
Agreement amount	$ 1,200		$ 500	$ 1,500
Loan amount			$ 538
Cash consideration		$ 833
Total investment amount under other non-current assets	$ 1,041	$ 1,628